CONSOLIDATED BALANCE SHEETS (Parenthetical)	May 23, 2023 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Feb. 06, 2024 shares	Feb. 05, 2024 shares	Jun. 30, 2023 $ / shares shares	Apr. 27, 2022 $ / shares shares
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.3	$ 0.3	$ 0.3			$ 0.3	$ 0.01
Ordinary shares, shares authorized (in shares)	10,000,000	10,000,000	10,000,000	500,000,000	10,000,000	10,000,000	300,000,000
Ordinary shares, shares issued (in shares)		8,478,745	7,758,348			3,381,092
Ordinary shares, shares outstanding ((in shares)		8,478,745	7,758,348			3,381,092
Reverse share split	0.03